SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of cash on hand and cash in bank

	As of December 31,
	2018	2019
	RMB	RMB
Financial institutions in the mainland of the PRC
—Denominated in RMB	148,222	386,773
—Denominated in USD	69,410	33,215
—Denominated in HKD	—	1,260
Total cash balances held at mainland PRC financial institutions	217,632	421,248
Financial institutions in the United States
—Denominated in USD	869,575	263,979
Total cash balances held at the United States financial institutions	869,575	263,979
Total cash balances held at financial institutions	1,087,207	685,227

Schedule of property and equipment estimated useful lives

Apartment leasehold improvement	Shorter of 5 years or lease term
Apartment furniture and appliances	Shorter of useful life (3 - 5 years) or lease term
Office leasehold improvement, furniture, electronic equipment, and software	3 - 5 years